Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues	$ 660.5	$ 743.7	$ 747.3
Operating costs and expenses
Net fuel cost	1.7	2.5	2.5
Utilities Operating Expense, Purchased Power	230.6	251.9	302.7
Utilities Operating Expense, Maintenance and Operations	181.6	184.2	138.3
Depreciation and amortization	73.3	72.3	76.2
Taxes, Miscellaneous	79.4	77.9	73.3
Gain (Loss) on Sale of Assets and Asset Impairment Charges, excluding Discontinued Operations	(0.1)	0.0	0.0
Gain (Loss) on Disposition of Business	(4.7)	0.0	(11.7)
Costs and Expenses	571.4	588.8	604.7
Operating Income (Loss)	89.1	154.9	142.6
Other income / (expense), net
Interest expense	(71.3)	(82.2)	(98.0)
Loss on early extinguishment of debt	(31.7)	(44.9)	(6.5)
Other income	2.0	3.7	0.8
Other expense, net	(101.0)	(123.4)	(103.7)
Income / (loss) from continuing operations before income tax	(11.9)	31.5	38.9
Income tax expense / (benefit) from continuing operations	(5.5)	(20.3)	2.2
Net income / (loss) from continuing operations	(6.4)	51.8	36.7
Income / (loss) from discontinued operations before income tax	(0.6)	47.6	63.5
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax	6.1	20.1	(1.6)
Income tax expense from discontinued operations	0.1	14.1	28.5
Net income from discontinued operations	5.4	53.6	33.4
Net loss	$ (1.0)	$ 105.4	$ 70.1